INTEREST COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST COSTS [Abstract]
Interest Costs, net of capitalized interest	$ 4,428	$ 2,781	$ 752
Commitment Fee	93	327	750
Amortization of Deferred Financing Cost	359	359	305
Total interest costs	4,880	3,467	$ 1,807
Capitalized interest costs	$ 0	$ 100